Total
American Funds College 2033 Fund®
American Funds College 2033 Fund®
American Funds College Target Date Series® Prospectus Supplement July 10, 2020

For the following prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College 2033 Fund® (CF33)

Changes apply to all funds within the series unless otherwise noted below.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for each of the funds within the American Funds College Target Date Series (other than CF30 and CF27) are amended to read as follows:

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds College 2033 Fund®	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.25%	none
Other expenses	0.20%	0.19%	0.16%	0.24%	0.19%
Acquired (underlying) fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.81%	1.55%	1.02%	0.85%	0.55%

Example
Expense Example - American Funds College 2033 Fund® - USD ($)	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
1 year	$ 430	$ 258	$ 104	$ 335	$ 56
3 years	600	490	325	514	176
5 years	784	845	563	710	307
10 years	$ 1,317	$ 1,377	$ 1,248	$ 1,273	$ 689

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds College 2033 Fund® Class 529-C USD ($)
1 year	$ 158
3 years	490
5 years	845
10 years	$ 1,377

2. The following replaces the fourth paragraph in the “Principal investment strategies” section for each of the funds within the American Funds College Target Date Series (other than CEF) to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 1, 2020.

3. For each of the funds noted below, the chart under the heading “Investment approach” in the “Principal investment strategies” section of the prospectus is replaced with the following:

	American Funds College 2033 Fund

Growth funds	35	20	0	0	0	0
Growth-and-income funds	35	35	40	20	10	0
Equity-income/balanced funds	10	10	15	20	10	0
Fixed income funds	20	35	45	60	80	100
	15	12	9	6	3	College enrollment
	Years before college

Keep this supplement with your prospectus.